Unaudited Condensed consolidated interim statements of cash flows - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
Cash flows - operating activities
Net Loss for the period	$ (10,149)	$ (9,156)	[1]	$ (30,767) [1]
Adjustments:
Depreciation and amortization	478	722		1,519
Change in fair value of derivative	(1,564)	0		(3,800)
Loss from disposal assets and liabilities of discontinued operation	1,614	0		0
Change in fair value of other investment	814	(80)		(102)
Changes in net foreign exchange expenses	55	(982)		(891)
Expenses of interest over lease liabilities	195	137		266
Interest income over short term deposits	(193)	0		(85)
Share-based payment expenses	252	1,048		1,146
Share-based offering expenses	105	0		0
Net changes in fair value of derivative due to change in derivative terms	316	0		0
Impairment loss on intangible asset	0	0		14,367
Impairment loss on fixed asset	0	0		1,210
Changes in asset and liability items:
Decrease (increase) in receivables	(3)	257		1,885
Increase (decrease) in trade payables	(389)	224		444
Increase in other payables	803	382		495
Net cash from (used in) operating activities	(7,666)	(7,448)		(14,313)
Cash flows – investment activities
Acquisition of fixed assets	(201)	(2,341)		(2,928)
Increase (decrease) in restricted deposit	1	(20)		5
Proceeds on account of other investment	45	73		143
Investment in financial assets through profit or loss	(435)	0		0
Disposal of cash from discontinued operation	(163)	0		0
Interest received over short term deposits	193	0		85
Acquisition of other investments, net of cash acquired	0	(188)		(838)
Net cash used in investing activities	(560)	(2,476)		(3,533)
Cash flows – financing activities
Proceeds from issuance of shares and warrants	1,267	0		2,006
Issuance costs	(136)	0		(202)
Repayment of liability for lease	(154)	(230)		(514)
Repayment of interest over liability of lease	(195)	(137)		(266)
Proceeds from exercise of share options	0	53		53
Proceeds with regard to derivative	5,233	0		4,495
Net cash from financing activities	6,015	(314)		5,572
Increase (decrease) in cash and cash equivalents	(2,211)	(10,238)		(12,274)
Effect of exchange differences on cash and cash equivalents	(161)	(504)		(618)
Cash and cash equivalents at the beginning of the period:	6,284	19,176		19,176
Cash balance and cash equivalents at end of period	3,912	8,434		6,284
Non-cash activities
Purchase of fixed assets yet to be paid	34	237		7
Non-cash issuance costs	(102)	0		0
Issue of shares and options against intangible asset	$ 0	$ 0		$ 724

[1]	Restated- see Note 3 for details of discontinued operation